ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2023
Acquisitions And Divestitures [Abstract]
ACQUISITIONS AND DIVESTITURES	NOTE 5 - ACQUISITIONS AND DIVESTITURES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The assets acquired in all acquisitions include the necessary permits, rights to production, royalties, assignments, contracts and agreements that support the production from wells and operation of pipelines. The Group determines the accounting treatment of acquisitions using IFRS 3.
As part of the Group’s corporate strategy, it actively seeks to acquire assets when they meet the Group’s acquisition criteria of being long-life, low-decline assets that strategically complement the Group’s existing portfolio.
2023 Acquisitions
TANOS ENERGY HOLDINGS II LLC (“TANOS II”) ASSET ACQUISITION
On March 1, 2023 the Group acquired certain upstream assets and related infrastructure in the Central Region from Tanos II.
Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination.
When making this determination management performed an asset concentration test considering the fair value of the acquired assets. The Group paid purchase consideration of $262,329, inclusive of transaction costs of $936 and customary purchase price adjustments. The Group funded the purchase with proceeds from the February 2023 equity raise, cash on hand and existing availability on the Credit Facility for which the borrowing base was upsized concurrent to the closing of the Tanos II transaction. Refer to Notes 16 and 21 for additional information regarding the Group’s share capital and borrowings. In the period from its acquisition to December 31, 2023 the Tanos II assets increased the Group’s revenue by $45,589.
The assets and liabilities assumed were as follows:

Consideration paid
Cash consideration	$262,329
Total consideration	$262,329
Net assets acquired
Natural gas and oil properties	$263,056
Asset retirement obligations, asset portion	3,250
Property, plant and equipment	234
Derivative financial instruments, net	7,449
Other receivables	1,729
Asset retirement obligations, liability portion	(3,250)
Other current liabilities	(10,139)
Net assets acquired	$262,329
2023 Divestitures
SALE OF EQUITY INTEREST IN DP LION EQUITY HOLDCO LLC
In November 2023, the Group formed DP Lion Equity Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue Class A and Class B asset-backed securities (collectively “ABS VII”) which are secured by certain upstream producing assets in Appalachia. The Class A and B asset backed securities were issued in aggregate principal amounts of
$142,000 and $20,000, respectively.
In December 2023, the Group divested 80% of the equity ownership in DP Lion Equity Holdco LLC to outside investors, generating cash proceeds of $30,000. The Group evaluated the remaining 20% interest in DP Lion Equity Holdco LLC and determined that the governance structure is such that the Group does not have the ability to exercise control, joint control, or significant influence over the DP Lion Equity Holdco LLC entity. Accordingly, this entity is not consolidated within the Group’s financial statements as of December 31, 2023. The total assets and liabilities divested are no longer consolidated within the
Group’s financial statements and were as follows:

Consideration received
Cash consideration	$(30,000)
Total consideration	$(30,000)
Net assets divested
Natural gas and oil properties	$(142,891)
Restricted cash	(7,345)
Derivative financial instruments, net	(20,328)
Other assets	(8,140)
Borrowings	154,966
Other liabilities	9,288
Net assets divested	$(14,450)
Cost basis of investment retained	2,890
Gain on sale of equity interest	$(18,440)
The consideration exceeded the fair value of the Group’s portion of the assets and liabilities divested resulting in a gain on sale of the equity interest of $18,440. The Group’s remaining investment in the LLC is accounted for as an equity instrument at fair value in accordance with IFRS 9, Financial Instruments (“IFRS 9”) and was $7,500 at December 31, 2023, which generated an unrealized gain of $4,610.
On July 17, 2023, the Group sold undeveloped acreage in Oklahoma, within the Group’s Central Region, for net consideration of approximately $16,060. The consideration received exceeded the fair value of the net assets divested resulting in a gain on natural gas and oil properties and equipment of $13,619.
On June 27, 2023, the Group sold certain non-core, non-operated assets within its Central Region for gross consideration of approximately $37,589. The divested assets were located in Texas and Oklahoma and consisted of non-operated wells and the associated leasehold acreage that was acquired as part of the ConocoPhillips Asset Acquisition in September 2022. This sale of non-operated and non-core assets aligns with the Group’s application of the Smarter Asset Management strategy and its strategic focus on operated proved developed producing assets.
Additionally, during the year ended December 31, 2023, the Group divested certain other non-core undeveloped acreage across its operating footprint for consideration of approximately $12,100. The consideration received exceeded the fair value of the net assets divested resulting in a gain on natural gas and oil properties and equipment of $10,547.
2022 AcquisitionsCONOCOPHILLIPS ASSET ACQUISITION
On September 27, 2022 the Group acquired certain upstream assets and related facilities within the Central Region from
ConocoPhillips. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination. When making this determination management performed an asset concentration test considering the fair value of the acquired assets. The Group paid purchase consideration of $209,766, including customary purchase price adjustments.
Transaction costs associated with the acquisition were negligible. The Group funded the purchase with available cash on hand and a draw on the Credit Facility. In the period from its acquisition to December 31, 2022 the ConocoPhillips assets increased the Group’s revenue by $25,217.
EAST TEXAS ASSET ACQUISITION
On April 25, 2022, the Group acquired a proportionate 52.5% working interest in certain upstream assets and related facilities within the Central Region from a private seller in conjunction with Oaktree, via the previously disclosed participation agreement between the two parties. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination. When making this determination, the Group performed an asset concentration test considering the fair value of the acquired assets. The Group paid purchase consideration of $47,468, including customary purchase price adjustments. Transaction costs associated with the acquisition were $1,550. The Group funded the purchase with available cash on hand and a draw on the Credit Facility.
OTHER ACQUISITIONS
During the period ended December 31, 2022 the Group acquired three asset retirement companies for an aggregate consideration of $13,949, inclusive of customary purchase price adjustments. The Group will also pay an additional $3,150 in deferred consideration through November 2024. During the year ended December 31, 2023, the Group paid $2,100 of the deferred consideration. When evaluating these transactions, the Group determined they did not have significant asset concentrations and as a result it had acquired identifiable sets of inputs, processes and outputs and concluded the transactions were business combinations.
On April 1, 2022 the Group acquired certain midstream assets, inclusive of a processing facility, in the Central Region that are contiguous to its existing East Texas assets. The Group paid purchase consideration of $10,139, inclusive of customary purchase price adjustments and transaction costs. When evaluating the transaction, the Group determined it did not have significant asset concentration and as a result it had acquired an identifiable set of inputs, processes and outputs and accordingly concluded the transaction was a business combination. The fair value of the net assets acquired was $10,742 generating a bargain purchase gain of $603.
On November 21, 2022 the Group acquired certain midstream assets in the Central Region that are contiguous to its existing
East Texas assets. The Group paid purchase consideration of $7,438, inclusive of customary purchase price adjustments and transaction costs. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination.
Transaction costs associated with the other acquisitions noted above were insignificant and the Group funded the aggregate cash consideration with existing cash on hand.
2021 AcquisitionsTAPSTONE ENERGY HOLDINGS LLC (“TAPSTONE”) BUSINESS COMBINATION
On December 7, 2021, the Group acquired a proportionate 51.25% working interest in certain upstream assets, field infrastructure, equipment, and facilities within the Central Region from Tapstone in conjunction with Oaktree, via the previously disclosed participation agreement between the two parties. The acquisition also included six wells which were under development at the time of close which have now been completed by the Group. The Group serves as the sole operator of the assets. When evaluating the transaction, the Group determined it did not have significant asset concentration and as a result it had acquired an identifiable set of inputs, processes and outputs and concluded the transaction was a business combination that resulted in a bargain purchase gain. The Group paid purchase consideration of $177,496, inclusive customary purchase price adjustments. During 2022, the Group recorded $3,853 in measurement period adjustments as purchase accounting was finalized. These adjustments were recorded as an increase in the bargain purchase gain associated with the transaction. Transaction costs associated with the acquisition were $4,039 and were expensed. The Group funded the purchase with proceeds from the Credit Facility.
In connection with the acquisition the Group also acquired the beneficial ownership in the Chesapeake Granite Wash Trust
(“the GWT”). The Group consolidated the GWT as it had determined that it controls the GWT because it (1) possesses power over the GWT, (2) has exposure to variable returns from its involvement with the GWT, and (3) has the ability to use its power over the GWT to affect its returns. The elements of control are achieved through the Group operating a majority of the natural gas and oil properties that are subject to the conveyed royalty interests, marketing of the associated production, and through its ownership of 50.8% of the outstanding common units of the GWT. The common units of the GWT owned by third parties have been reflected as a non-controlling interest in the consolidated financial statements. Common units outstanding as of
December 7, 2021 were 46,750 with the Group’s beneficial interests in the GWT representing 50.8%. The GWT is publicly traded and the GWT’s market capitalization was utilized when determining the value of the non-controlling interests.
The GWT’s non-controlling interest is heavily concentrated in the acquired Tapstone natural gas and oil properties and as a result the Group consolidated $16,087 into its natural gas and oil properties associated with this non-controlling interest as of
December 31, 2021. The remaining amounts in the Group’s Consolidated Statement of Financial Position associated with non-
controlling interest were immaterial and working capital in nature.
TANOS ENERGY HOLDINGS III, LLC (“TANOS”) BUSINESS COMBINATION
On August 18, 2021, the Group acquired a 51.25% working interest in certain upstream assets, field infrastructure, equipment and facilities within the Central Region from Tanos, in conjunction with Oaktree, via the previously disclosed participation agreement between the two parties. When evaluating the transaction, the Group determined it did not have significant asset concentration and as a result it had acquired an identifiable set of inputs, processes and outputs and concluded the transaction was a business combination. The Group paid purchase consideration of $116,061, including customary purchase price adjustments. Transaction costs associated with the acquisition were $2,384 and were expensed. DEC funded the purchase with proceeds from a drawdown on the Credit Facility. During 2022 purchase accounting was finalized and no measurement period adjustments were recorded.
As part of the acquisition, the Group obtained the option to novate or extinguish the Tanos hedge book. In conjunction with the closing settlement, the Group elected to extinguish their share of the Tanos hedge book. The cost to terminate was
$52,666. This payment relieved the termination liability established in the Group’s Consolidated Statement of Financial Position
in purchase accounting and has been presented as an investing activity in the Consolidated Statement of Cash Flows given its connection to the Tanos acquisition. New contracts were subsequently entered into for more favorable pricing in order to secure the cash flows associated with these producing assets.
BLACKBEARD OPERATING LLC (“BLACKBEARD”) ASSET ACQUISITION
On July 5, 2021, the Group acquired certain upstream assets and related gathering infrastructure in the Central Region from
Blackbeard. Given the concentration of assets this transaction was considered an asset acquisition rather than a business combination. When making this determination management performed an asset concentration test considering the fair value of the acquired assets. The Group paid purchase consideration of $170,523, including customary purchase price adjustments and transaction costs. Transaction costs associated with the acquisition were $3,644 and were capitalized to natural gas and oil properties. The Group funded the purchase with proceeds from the May 2021 equity placement and a draw on the Credit
Facility, discussed in Notes 16 and 21, respectively. During 2022 purchase accounting was finalized and no measurement period adjustments were recorded.
INDIGO ASSET ACQUISITION
On May 19, 2021, the Group acquired certain upstream assets and related gathering infrastructure in the Central Region from
Indigo. Given the concentration of assets this transaction was considered an acquisition of assets rather than a business combination. When making this determination management performed an asset concentration test considering the fair value of the acquired assets. The Group paid purchase consideration of $117,352, including customary purchase price adjustments and transaction costs. Transaction costs associated with the acquisition were $473 and were capitalized to natural gas and oil properties. The Group funded the purchase with proceeds from the May 2021 equity placement and a draw on the
Credit Facility, discussed in Notes 16 and 21, respectively. During 2022 purchase accounting was finalized and no measurement period adjustments were recorded.
2021 DivestituresINDIGO MINERALS LLC (“INDIGO”) DIVESTITURE
On July 9, 2021, the Group divested to Oaktree a non-operating 48.75% proportionate working interest in the Indigo assets that were previously acquired (as disclosed above) by the Group on May 19, 2021. The initial consideration received was
$52,314, or 50% of the Group’s net purchase price on the Indigo assets which is consistent with the terms of the previously disclosed participation agreement between the Group and Oaktree. The Group used the proceeds to reduce outstanding balances on the Credit Facility.
In connection with the divestiture, the Group entered into a swap contract with Oaktree where the Group received a market price and paid a fixed weighted average swap price of $2.86 per Mcfe. When considering the fair value of the swap arrangement as well as the value of the upfront promote received from Oaktree at the date of close the Group realized a loss of $1,461 on the divestiture.
OTHER DIVESTITURES
On December 23, 2021, the Group divested certain predominantly undeveloped Haynesville Shale acreage in Texas, acquired as part of the Tanos acquisition. The total consideration received was $66,168 with DEC’s 51.25% interest through joint ownership with Oaktree generating net proceeds of $33,911 to DEC inclusive of customary purchase price adjustments.
PRO FORMA INFORMATION (UNAUDITED)
The following table summarizes the unaudited pro forma condensed financial information of the Group as if the Indigo,
Blackbeard, Tanos and Tapstone acquisitions each had occurred on January 1, 2021, the East Texas Assets and ConocoPhillips
acquisition each had occurred on January 1, 2022, and the Tanos II acquisition had occurred on January 1, 2023.

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Revenues	$883,347	$2,010,927	$1,249,983
Net income (loss)	804,649	(594,097)	(279,121)
The unaudited pro forma information is not necessarily indicative of the operating results that would have occurred had the the Indigo, Blackbeard, Tanos and Tapstone acquisitions each been completed at January 1, 2021, the East Texas Assets and
ConocoPhillips acquisitions each been completed at January 1, 2022, and the Tanos II acquisition been completed at January 1,
2023, nor is it necessarily indicative of future operating results of the combined entities. The unaudited pro forma information gives effect to the acquisitions and any related equity and debt issuances, along with the use of proceeds therefrom, as if they had occurred on the respective dates discussed above and is a result of combining the statements of operations of the Group with the pre-acquisition results of Indigo, Blackbeard, Tanos, Tapstone, East Texas Assets, ConocoPhillips, and Tanos II
including adjustment for revenues and direct expenses. The pro forma results exclude any cost savings anticipated as a result of the acquisitions, and include adjustments to depreciation, depletion and amortization based on the purchase price allocated to property, plant and equipment and the estimated useful lives as well as adjustments to interest expense.
Subsequent Event